Note 23 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits	[1]	€ 2,849	€ 3,576
Non-current provisions for employee benefits	[2]	502	632
Legal proceedings provision		620	623
Provisions For Commitments and Contingent Risks		743	691
Other provisions	[3]	420	366
Provisions		€ 5,134	€ 5,889

[1]	(*) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain.
[2]	(**) It also includes a provision for the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A in 2021.
[3]	(***) Individually insignificant provisions or contingencies for various concepts in different geographies.